SHARE-BASED PAYMENTS - Narrative (Details)	12 Months Ended
Dec. 31, 2024 employeeScheme
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of employee incentive schemes	2
DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	2 years
DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	3 years
DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	5 years
Performance Share Plan (PSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	3 years
Transition Share Plan (TSP) | Cash settlement
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Settlement percentage	33.30%
Transition Share Plan (TSP) | Equity settlement
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Settlement percentage	66.60%